Segment Information	6 Months Ended
Jun. 30, 2026
Segment Information [Abstract]
SEGMENT INFORMATION

NOTE 8 - SEGMENT INFORMATION:

The Company operates in one operating and reportable segment, that is the sale or lease of bGenTM TES units, and/or the provision of energy generated therefrom and the provision of engineering or maintenance services for that purpose. The chief operating decision maker reviews financial information presented only on a consolidated basis and uses this information for purposes of allocating resources and evaluating financial performance. The Company defines the term “chief operating decision maker” to be its chief executive officer.

The significant segment expenses and other segment items that are provided to the CODM align with expense information that is included in the Company’s interim consolidated income statement and notes thereto.

The measure of segment assets is reported in the balance sheet as total consolidated assets. The Company’s long-lived assets are located in Israel.